                             VOYAGEUR INSURED FUNDS

                         Delaware Tax-Free Arizona Fund
               (formerly, Delaware Tax-Free Arizona Insured Fund)
                                  (the "Fund")

          Supplement to the Fund's Prospectus dated December 29, 2006, as amended on January 3, 2007

On August 16-17,  2006, the Board of Trustees of Voyageur Insured Funds approved certain changes to the Delaware Tax-Free Arizona Insured Fund's investment goal, strategies and policies.  In connection with these changes, the Fund's name will change from the Delaware  Tax-Free Arizona Insured Fund to the Delaware Tax-Free
Arizona Fund.

These changes become effective 60 days after the date of this Supplement.  Until then, the disclosure contained in this Supplement replaces the disclosure in the
Fund's  current  Prospectus  dated  December 29, 2006,  as amended on January 3,
2007.

On the cover and  throughout the entirety of the  Prospectus,  all references to the Fund as Delaware  Tax-Free Arizona Fund are replaced with Delaware  Tax-Free
Arizona Insured Fund.

The following paragraph is added under the caption entitled "What are the Fund's main investment strategies" in the Fund profile section of the Prospectus:

Under normal circumstances,  the Fund will invest at least 80% of its net assets in  insured  securities.  This  policy is not a  fundamental  policy  and may be changed  without  shareholder  approval.  However,  the Fund  will  provide  its shareholders  with at least 60 days' prior  notice in the event of any change to this policy. The insurance feature generally helps to protect bondholders in the event that the issuer  whose bonds they hold  defaults on its bond  obligations.
This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares.  The Fund is also permitted to invest up to 20% of its total assets in non-insured  municipal  securities  that are  rated  within  one  of the  top  four  rating  categories  by a  nationally recognized statistical rating organization ("NRSRO") or that are unrated but are determined at the time of purchase to be of equivalent credit quality.

The  following  replaces  the  "Insured   Single-State   Tax-Exempt  Funds"  and
"Single-State  Tax-Exempt Funds" columns in the section entitled "The securities we typically invest in" in the Fund's Prospectus:

                                       1                PS-3221206 [--] CGI 1/07

---------------------------- ---------------------------------------------------
     Securities                                How we use them
---------------------------- ---------------------------------------------------
                               Insured Single-State     Single-State Tax-Exempt
                                 Tax-Exempt Funds                Funds

                                   (AZ, FL, MN)          (CA, CO, ID, MN, NY)
---------------------------- ------------------------- -------------------------
Tax-exempt obligations:      Under normal circumstances, we will invest at
Commonly known as            least 80% of each Fund's net assets in tax-exempt
municipal bonds, these are   obligations which are exempt from federal income
debt obligations issued by   taxes, including the federal alternative minimum
or on behalf of a state or   tax, and (except for Tax-Free Florida Insured
territory, its agencies or   Fund,) from the personal income tax in its
instrumentalities,           respective state.  These bonds may include general
municipalities or other      obligation bonds and revenue bonds.
political sub-divisions.
The interest on these debt   We will invest at least 80% of the Tax-Free New
obligations can generally    York Fund's net assets in tax-exempt obligations
be excluded from federal     under normal market conditions.  Any investments
income tax as well as        in obligations subject to the alternative minimum
personal income tax in the   tax would not count toward the 80% of Tax-Free New
state where the bond is      York Fund's net assets that must be invested in
issued.  Determination of    this manner.
a bond's tax-exempt status
is based on the opinion of
the bond issuer's legal
counsel.  Tax-exempt
obligations may include
securities subject to the
alternative minimum tax.
See "Private activity
bonds" below for more
information.
---------------------------- ------------------------- -------------------------
General obligation bonds:    We may invest in          We may invest without
Municipal bonds on which     general obligation        limit in general
the payment of principal     bonds; however, after     obligation bonds and
and interest is secured by   the application of        will primarily invest in
the issuer's pledge of its   insurance, general        bonds in the top four
full faith, credit and       obligation bonds          quality grades or bonds
taxing power.                representing at least     that are unrated, but
                             80% of each Fund's net    which the Manager
                             assets must be rated      determines to be of
                             AAA by Standard &     equal quality.
                             Poor's ("S&P") or Aaa
                             by Moody's Investors
                             Service, Inc.
                             ("Moody's") or have an
                             equivalent rating from
                             another NRSRO at the
                             time of purchase.
--------------------------------------------------------------------------------

                                       2               PS-3221206 [--] CGI 12/06

---------------------------- ---------------------------------------------------
     Securities                                How we use them
---------------------------- ---------------------------------------------------
                               Insured Single-State     Single-State Tax-Exempt
                                 Tax-Exempt Funds                Funds

                                   (AZ, FL, MN)          (CA, CO, ID, MN, NY)
---------------------------- ------------------------- -------------------------
Revenue bonds: Municipal     We may invest in          We may invest without
bonds on which principal     revenue bonds; however,   limit in revenue bonds
and interest payments are    after the application     and will primarily
made from revenues derived   of insurance, revenue     invest in bonds in the
from a particular            bonds representing 80%    top four quality grades
facility, from the           of each Fund's net        or bonds that are
proceeds of a special        assets must be rated      unrated, but which the
excise tax or from revenue   AAA by S&P or have an     Manager determines to be
generated by an operating    equivalent rating from    of equal quality.
project.  Principal and      another NRSRO at the
interest are not secured     time of purchase.
by the general taxing
power.  Tax-exempt
industrial development
bonds, in most cases, are
a type of revenue bond
that is not backed by the
credit of the issuing
municipality and may
therefore involve more
risk.
---------------------------- ------------------------- -------------------------
Insured municipal bonds:     We may invest without limit in insured bonds.  It
Various municipal issuers    is possible that a substantial portion of a Fund's
may obtain insurance for     portfolio may consist of municipal bonds that are
their obligations. In the    insured by a single insurance company.
event of a default, the
insurer is required to       Insurance is available on uninsured bonds and we
make payments of interest    may purchase such insurance directly. We will
and principal when due to    generally do so only if we believe that purchasing
the bondholders.  However,   and insuring a bond provides an investment
there is no assurance that   opportunity at least comparable to owning other
the insurance company will   available insured securities.
meet its obligations.
Insured obligations are      The purpose of insurance is to protect against
typically rated in the top   credit risk. It does not insure against market
quality grades by an NRSRO.  risk or guarantee the value of the securities in the portfolio or the value of shares of any of the
                             Funds.

                             For the Insured Funds, we may invest in general
                             obligation bonds; however, after the application
                             of insurance, general obligation bonds
                             representing at least 80% of net assets in the
                             portfolio must be rated AAA by S&P or Aaa by
                             Moody's or have an equivalent rating from another
                             NRSRO at the time of purchase.
--------------------------------------------------------------------------------

                                       3               PS-3221206 [--] CGI 12/06

---------------------------- ---------------------------------------------------
     Securities                                How we use them
---------------------------- ---------------------------------------------------
                               Insured Single-State     Single-State Tax-Exempt
                                 Tax-Exempt Funds                Funds

                                   (AZ, FL, MN)          (CA, CO, ID, MN, NY)
---------------------------- ------------------------- -------------------------
Short-term money market      Pending the investment    Although not a principal
securities: Debt             or reinvestment of each   investment strategy, we
securities that are          Fund's assets in          may invest without limit
scheduled to mature in       longer-term tax-exempt    in short-term tax-exempt
less than 360 days. These    obligations, we may       obligations on a
are generally considered     invest up to 35% of       temporary, defensive
to be very safe and highly   each Fund's net assets    basis.
liquid.                      in short-term
                             tax-exempt instruments,   We may also hold its
                             without obtaining         assets in securities of
                             insurance, provided       tax-exempt money market
                             that such instruments     mutual funds or in cash
                             are rated in either the   on a temporary,
                             highest short-term or     defensive basis.
                             long-term rating
                             category by an NRSRO.

                             We may invest up to 10%
                             of each Fund's net
                             assets in securities of
                             tax-exempt money market
                             mutual funds pending
                             investment or
                             reinvestment of its
                             assets in longer-term
                             tax-exempt obligations.
---------------------------- ------------------------- -------------------------
Private activity or          Under normal circumstances, we may invest up to
private placement bonds:     20% of each Fund's assets in bonds whose income is
Municipal bond issues        subject to the federal alternative minimum tax.
whose proceeds are used to   This means that a portion of a Fund's
finance certain              distributions could be subject to the federal
non-government activities,   alternative minimum tax that applies to certain
including some types of      taxpayers.
industrial revenue bonds
such as privately owned
sports and convention
facilities.  The Tax
Reform Act of 1986
subjects interest income
from these bonds to the
federal alternative
minimum tax and makes the
tax-exempt status of
certain bonds dependent on
the issuer's compliance
with specific requirements
after the bonds are issued.
--------------------------------------------------------------------------------

                                       4               PS-3221206 [--] CGI 12/06

---------------------------- ---------------------------------------------------
     Securities                                How we use them
---------------------------- ---------------------------------------------------
                               Insured Single-State     Single-State Tax-Exempt
                                 Tax-Exempt Funds                Funds

                                   (AZ, FL, MN)          (CA, CO, ID, MN, NY)
---------------------------- ------------------------- -------------------------
Municipal leases and         We may invest without limit in municipal lease
certificates of              obligations primarily through certificates of
participation (COPs):        participation.
Certificates of
participation are widely     As with its other investments, we expect each
used by state and local      Fund's investments in municipal lease obligations
governments to finance the   to be exempt from regular federal income taxes.
purchase of property and     Each Fund will rely on the opinion of the bond
facilities.  COPs are like   issuer's counsel for a determination of the bond's
installment purchase         tax-exempt status.
agreements. A governmental
corporation may create a     A feature that distinguishes COPs from municipal
COP when it issues           debt is that leases typically contain a
long-term bonds to pay for   "nonappropriation" or "abatement" clause.  This
the acquisition of           means the municipality leasing the property or
property or facilities.      facility must use its best efforts to make lease
The property or facilities   payments, but may terminate the lease without
are then leased to a         penalty if its legislature or other appropriating
municipality, which makes    body does not allocate the necessary money.  In
lease payments to repay      such a case, the creator of the COP, or its agent,
interest and principal to    is typically entitled to repossess the property.
the holders of the bonds.    In many cases, however, the market value of the
Once the lease payments      property will be less than the amount the
are completed, the           municipality was paying.
municipality gains
ownership of the property    COPs are generally considered illiquid and subject
for a nominal sum.           to each Fund's limitations on illiquid securities
                             unless we determine they are liquid according to
                             the guidelines set by the Boards of Trustees.
---------------------------- ------------------------- -------------------------
Zero coupon bonds: Debt      We may invest in zero coupon bonds.  The market
obligations which do not     prices of these bonds are generally more volatile
entitle the holder to any    than the market prices of securities that pay
periodic payments of         interest periodically and are likely to react to
interest prior to maturity   changes in interest rates to a greater degree than
or a specified date when     interest-paying bonds having similar maturities
the securities begin         and credit quality.  They may have certain tax
paying current interest.     consequences which, under certain conditions,
Therefore, they are issued   could be adverse to a Fund.
and traded at a price
lower than their face
amounts or par value.
--------------------------------------------------------------------------------

                                       5               PS-3221206 [--] CGI 12/06

---------------------------- ---------------------------------------------------
     Securities                                How we use them
---------------------------- ---------------------------------------------------
                               Insured Single-State     Single-State Tax-Exempt
                                 Tax-Exempt Funds                Funds

                                   (AZ, FL, MN)          (CA, CO, ID, MN, NY)
---------------------------- ------------------------- -------------------------
Inverse floaters: A type     We may invest up to 25% of each Fund's respective
of derivative tax-exempt     net assets in inverse floaters when the underlying
obligation with floating     bond is tax-exempt.  Otherwise, each Fund's
or variable interest rates   investments in taxable instruments, non-insured
that move in the opposite    securities (for the Insured Funds) and securities
direction of short-term      rated below investment grade, including inverse
interest rates, usually at   floaters on taxable bonds, are limited to 20% of
an accelerated speed.        the Fund's net assets. Where a Fund has invested
Consequently, the market     in inverse floaters that are deemed to be
values of inverse floaters   borrowings, the Fund will designate cash and liquid
will generally be more       securities in an amount sufficient to terminate
volatile than other          the  inverse floater  program, and will adjust the
tax-exempt investments.      value of those designated assets on a daily basis.
Certain inverse floater
programs may be considered
to be a form of borrowing.
---------------------------- ------------------------- -------------------------
Variable rate and floating   We may purchase "floating rate" and "variable
rate obligations: Pay        rate" obligations.
interest at rates that are
not fixed, but instead
vary with changes in
specified market rates or
indexes on pre-designated
dates.
---------------------------- ------------------------- -------------------------
Advance refunded bonds       We may invest without limit in advance refunded
(also known as Escrow        bonds or escrow-secured bonds.  These bonds are
bonds): In an advance        generally considered to be of very high quality
refunding, the issuer will   because of the escrow account which typically
use the proceeds of a new    holds U.S. Treasuries.
bond issue to purchase
high-grade interest
bearing debt securities.
These securities are then
deposited into an
irrevocable escrow account
held by a trustee bank to
secure all future payments
of principal and interest
on pre-existing bonds,
which are then considered
to be "advance refunded
bonds." These bonds often
receive the highest rating
from S&P and Moody's.
Defeased bonds are bonds
in which the rights of the
bond holder have been
terminated.  This
typically relates to an
advance refunding.
--------------------------------------------------------------------------------

                                       6               PS-3221206 [--] CGI 12/06

---------------------------- ---------------------------------------------------
     Securities                                How we use them
---------------------------- ---------------------------------------------------
                               Insured Single-State     Single-State Tax-Exempt
                                 Tax-Exempt Funds                Funds

                                   (AZ, FL, MN)          (CA, CO, ID, MN, NY)
---------------------------- ------------------------- -------------------------
High-yield, high-risk        *                         We may invest up to 20%
municipal bonds: Municipal                             of each Fund's net
debt obligations rated                                 assets in high-yield,
lower than investment                                  high-risk fixed-income
grade by an NRSRO or, if                               securities. This limit
unrated, of comparable                                 applies to the combined
quality.  These securities                             value of a Fund's
are often referred to as                               holdings in lower-rated
"junk bonds" and are                                   bonds and its holding of
considered to be of poor                               derivative tax-exempt
standing and predominately                             securities, such as
speculative.                                           inverse floaters.  We
                                                       will not invest in
                                                       securities that are
                                                       rated lower than B by
                                                       S&P or similarly rated
                                                       by another rating
                                                       agency. We will not
                                                       invest in unrated bonds
                                                       that are considered to
                                                       be of a quality lower
                                                       than B.
---------------------------- ------------------------- -------------------------
Illiquid securities:         We may invest up to 15% of each Fund's
Securities that do not       respective net assets in illiquid securities.
have a ready market, and
cannot be easily sold,
within seven days, at
approximately the price
that the Fund has valued
them.  Illiquid securities
include repurchase
agreements maturing in
more than seven days.
---------------------------- ------------------------- -------------------------
Repurchase agreements:       We may use repurchase agreements as a short-term
Agreements between a buyer   investment for a Fund's cash position.  In order
of securities, such as a     to enter into these repurchase agreements, a Fund
fund, and a seller of        must have collateral of at least 102% of the
securities, in which the     repurchase price.  We may not enter into
seller agrees to buy the     repurchase agreements that represent more than 10%
securities back within a     of total assets of a Fund except when investing
specified time at the same   for defensive purposes during periods of adverse
price the buyer paid for     market conditions.  We will only enter into
them, plus an amount equal   repurchase agreements in which the collateral is
to an agreed upon interest   comprised of U.S. government securities.
rate. Repurchase
agreements are often
viewed as equivalent to
cash.
--------------------------------------------------------------------------------

                                       7               PS-3221206 [--] CGI 12/06

---------------------------- ---------------------------------------------------
     Securities                                How we use them
---------------------------- ---------------------------------------------------
                               Insured Single-State     Single-State Tax-Exempt
                                 Tax-Exempt Funds                Funds

                                   (AZ, FL, MN)          (CA, CO, ID, MN, NY)
---------------------------- ------------------------- -------------------------
Reverse repurchase           *                         For the Tax-Free Arizona
agreements are the same as                             Insured Fund, Tax-Free
repurchase agreements                                  California Fund,
except that a fund would                               Tax-Free Florida Fund,
act as the seller and                                  Tax-Free Idaho Fund,
agree to buy back the                                  Minnesota High-Yield
securities at the same                                 Municipal Bond Fund and
price the buyer paid for                               Tax-Free New York Fund,
them, plus an agreed upon                              we may invest up to 10%
interest rate.                                         of each Fund's
                                                       respective total assets
                                                       in reverse repurchase
                                                       agreements.  This may be
                                                       preferable to a regular
                                                       sale and later
                                                       repurchase of securities
                                                       because it avoids
                                                       certain market risk and
                                                       transaction costs.
                                                       However, these may be
                                                       used as a form of
                                                       leveraging which may
                                                       exaggerate any increases
                                                       or decreases in each
                                                       Fund's net asset value
                                                       ("NAV").  Because we
                                                       limit the use of this
                                                       speculative technique to
                                                       10% of a Fund's total
                                                       assets, we believe we
                                                       can use it to facilitate
                                                       a Fund's ability to
                                                       provide current income
                                                       while reducing the
                                                       potential risk that
                                                       leveraging can have on a
                                                       Fund's principal.

                                                       Funds that are not
                                                       listed above may not use
                                                       reverse repurchase
                                                       agreements.

--------------------------------------------------------------------------------

                                       8               PS-3221206 [--] CGI 12/06

---------------------------- ---------------------------------------------------
     Securities                                How we use them
---------------------------- ---------------------------------------------------
                               Insured Single-State     Single-State Tax-Exempt
                                 Tax-Exempt Funds                Funds

                                   (AZ, FL, MN)          (CA, CO, ID, MN, NY)
---------------------------- ------------------------- -------------------------
Options represent a right    We may invest in futures, options and closing
to buy or sell a security    transactions related thereto.  These activities
at an agreed upon price at   will not be entered into for speculative purposes,
a future date.  The          but rather for hedging purposes and to facilitate
purchaser of an option may   the ability to quickly deploy into the market a
or may not choose to go      Fund's cash, short-term debt securities and other
through with the             money market instruments at times when its assets
transaction.                 are not fully invested.  We may only enter into
                             these transactions for hedging purposes if it is
Certain options may be       consistent with a Fund's respective investment
considered to be             objective and policies.
derivative securities.
                             We may invest up to an aggregate of 20% of a
                             Fund's net assets in futures, options and swaps as
                             long as each Fund's investment in these securities
                             when aggregated with other taxable investments,
                             non-insured securities (for the Insured Funds) and
                             securities rated below investment grade does not
                             exceed 20% of the Fund's total net assets.

                             Use of these strategies can increase the operating
                             costs of the Funds and can lead to loss of
                             principal.
---------------------------- ------------------------- -------------------------
Futures contracts:           We may invest in futures, options and closing
Agreements for the           transactions related thereto.  These activities
purchase or sale of          will not be entered into for speculative purposes,
securities (or index of      but rather for hedging purposes and to facilitate
securities) at a specified   the ability to quickly deploy into the market a
price, on a specified        Fund's cash, short-term debt securities and other
date. Unlike an option, a    money market instruments at times when the Fund's
futures contract must be     assets are not fully invested.  We may only enter
executed unless it is sold   into these transactions for hedging purposes if it
before the settlement        is consistent with a Fund's respective investment
date.                        objective and policies.

Certain futures and          We may invest up to an aggregate of 20% of a
options on futures may be    Fund's net assets in futures, options and swaps as
considered to be             long as the Fund's investment in these securities
derivative securities.       when aggregated with other taxable investments and
                             securities rated below investment grade does not
                             exceed 20% of the Fund's total net assets.

                             Use of these strategies can increase the Funds'
                             operating costs and can lead to loss of principal.
--------------------------------------------------------------------------------

                                       9               PS-3221206 [--] CGI 12/06

---------------------------- ---------------------------------------------------
     Securities                                How we use them
---------------------------- ---------------------------------------------------
                               Insured Single-State     Single-State Tax-Exempt
                                 Tax-Exempt Funds                Funds

                                   (AZ, FL, MN)          (CA, CO, ID, MN, NY)
---------------------------- ------------------------- -------------------------
Interest rate swaps and      We may use interest rate swaps to adjust its
index swap agreements:  In   sensitivity to interest rates by changing its
an interest rate swap, a     duration.  We may also use interest rate swaps to
fund receives payment from   hedge against changes in interest rates.  We may
another party based on a     use index swaps to gain exposure to markets that a
floating interest rate in    Fund invests in and may also use index swaps as a
return for making payments   substitute for futures, options or forward
based on a fixed interest    contracts if such contracts are not directly
rate.  An interest rate      available to a Fund on favorable terms.
swap can also work in
reverse, with a fund         We may invest up to an aggregate of 20% of a
receiving payments based     Fund's net assets in futures, options and swaps as
on a fixed interest rate     long as a Fund's investment in these securities
and making payments based    when aggregated with other taxable investments and
on a floating interest       securities rated below investment grade does not
rate. In an index swap, a    exceed 20% of a Fund's total net assets.
fund receives gains or
incurs losses based on the   Use of these strategies can increase the Funds'
total return of an index,    operating costs and can lead to loss of principal.
in exchange for making
fixed or floating interest
rate payments to another
party.
--------------------------------------------------------------------------------
* This is not a principal strategy for the Funds.

                                       10              PS-3221206 [--] CGI 12/06

The header for the chart in the section  entitled "The risks of investing in the
Fund" in the Fund's Prospectus is replaced with the following:

------------------ -------------------------------------------------------------
     The risks                        How we strive to manage them
------------------ ----------------- -------------- --------------- ------------
                                      Single-State
                    Insured Single-    Tax-Exempt
                    State Tax-Exempt     Funds          Tax-Free      Minnesota
                         Funds                         Minnesota     High-Yield
                                      (CA, CO, ID,    Intermediate    Municipal
                     (AZ, FL, MN)       MN, NY)           Fund        Bond Fund
------------------ ----------------- -------------- --------------- ------------

Please keep this Supplement for future reference.

This Supplement is dated January 3, 2007.

                                       11              PS-3221206 [--] CGI 12/06

                             VOYAGEUR INSURED FUNDS

                         Delaware Tax-Free Arizona Fund
               (formerly, Delaware Tax-Free Arizona Insured Fund)
                                  (the "Fund")

      Supplement to the Fund's Statement of Additional Information ("SAI")
                              dated January 3, 2007

On August 16-17,  2006, the Board of Trustees of Voyageur Insured Funds approved certain changes to the Delaware Tax-Free Arizona Insured Fund's investment goal, strategies and policies.  In connection with these changes, the Fund's name will change from the Delaware  Tax-Free Arizona Insured Fund to the Delaware Tax-Free
Arizona Fund.

These changes become effective 60 days after the date of this Supplement.  Until then, the disclosure contained in this Supplement replaces the disclosure in the
Fund's current SAI dated January 3, 2007.

On the cover and  throughout the entirety of the SAI, all references to the Fund as Delaware  Tax-Free  Arizona Fund are replaced with Delaware  Tax-Free Arizona
Insured Fund.

The  following  replaces  the first  sentence in the first  paragraph  under the
"Insurance" section of the Fund's SAI:

The  Manager  anticipates  that  substantially  all  of the  insured  Tax-Exempt
Obligations in the Tax-Free  Arizona Insured Fund's and Tax-Free Florida Insured
Fund's  investment  portfolio  will be covered by either  Primary  Insurance  or
Secondary Market Insurance.

Throughout  the  entirety  of the  "Insurance"  section of the Fund's  SAI,  all references to "the Fund" are replaced with "each Fund."

Please keep this Supplement for future reference.

This Supplement is dated January 3, 2007.

AIS-3221206 [--] POD 1/07